Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income taxes
Components of income tax expense

	Millions of yen
	Year ended March 31
	2013	2014	2015
Current:
Domestic	¥71,918	¥21,558	¥80,760
Foreign	6,164	6,546	13,531

Subtotal	78,082	28,104	94,291

Deferred:
Domestic	55,257	109,037	23,309
Foreign	(1,300)	8,024	3,180

Subtotal	53,957	117,061	26,489

Total	¥132,039	¥145,165	¥120,780

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2013	2014	2015
Nomura’s effective statutory tax rate	38.0%	38.0%	36.0%
Impact of:
Changes in deferred tax valuation allowance	(0.7)	(9.8)	5.1
Additional taxable revenues	1.5	0.4	0.3
Non-deductible expenses	12.9	7.7	5.9
Non-taxable revenue	(9.3)	(8.0)	(4.7)
Dividends from foreign subsidiaries	0.2	—	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.2	3.5	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	10.0	6.3	(1.4)
Effect of changes in domestic tax laws	0.9	0.6	(1.4)
Expiration of loss carryforwards	1.3	0.7	0.0
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	—	1.4	—
Other	0.5	(0.7)	(5.0)

Effective tax rate	55.5%	40.1%	34.8%

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2014	2015
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥12,604	¥14,692
Investments in subsidiaries and affiliates	54,678	33,553
Valuation of financial instruments	46,321	56,566
Accrued pension and severance costs	7,850	10,335
Other accrued expenses and provisions	102,922	123,567
Operating losses	437,899	466,531
Other	3,991	4,356

Gross deferred tax assets	666,265	709,600
Less—Valuation allowance	(490,603)	(565,103)

Total deferred tax assets	175,662	144,497

Deferred tax liabilities
Investments in subsidiaries and affiliates	107,020	109,087
Valuation of financial instruments	54,524	56,808
Undistributed earnings of foreign subsidiaries	736	735
Valuation of fixed assets	21,204	20,644
Other	4,899	8,670

Total deferred tax liabilities	188,383	195,944

Net deferred tax assets (liabilities)	¥(12,721)	¥(51,447)

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2013		2014		2015
Balance at beginning of year	¥490,986		¥522,220		¥490,603
Net change during the year	31,234	(1)	(31,617	)(2)	74,500	(3)

Balance at end of year	522,220		490,603		565,103

(1)	Primarily includes ¥52,862 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, ¥1,275 million of additional valuation allowances established against deferred tax assets of certain Japanese subsidiaries and the Company, offset by a reduction of ¥22,903 million of valuation allowances relating to the deconsolidation of NREH. In total, ¥31,234 million of allowances increased for the year ended March 31, 2013.
(2)	Primarily includes ¥29,134 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥47,263 million of valuation allowances related to the liquidation of certain foreign subsidiaries and a reduction of ¥ 13,488 million of valuation allowances established by the Company and domestic subsidiaries because of changes in the expected realization of deferred tax assets other than those related to operating loss carryforwards. In total, ¥31,617 million of allowances decreased for the year ended March 31, 2014.
(3)	Primarily includes ¥85,403 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of ¥2,921 million of valuation allowances of certain foreign subsidiaries and a reduction of ¥7,982 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥74,500 million of allowances increased for the year ended March 31, 2015.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2010	(1)
United Kingdom	2014
United States	2012

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2009.